Derivatives and hedging activities (Details 6) (CHF) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Credit Derivatives [Line Items]
Credit protection sold	815.0	991.4
Credit protection purchased	766.4	929.0
Other protection purchased	97.7	95.8
Other instruments	15.3	26.5
Total credit derivatives	1,694.4	2,042.7
Bank
Credit Derivatives [Line Items]
Credit protection sold	815.0	991.4
Credit protection purchased	766.4	929.0
Other protection purchased	97.7	95.8
Other instruments	15.4	26.6
Total credit derivatives	1,694.5	2,042.8